Janus Henderson VIT U.S. Low Volatility Portfolio

Schedule of Investments (unaudited)

September 30, 2021

Shares		Value
Common Stocks– 99.7%
Aerospace & Defense – 0.4%
L3Harris Technologies Inc	503	$110,781
Beverages – 0.1%
Monster Beverage Corp*	373	33,134
PepsiCo Inc	13	1,955
		35,089
Biotechnology – 5.3%
AbbVie Inc	1,481	159,755
Amgen Inc	1,125	239,231
Biogen Inc*	1,817	514,193
Gilead Sciences Inc	6,991	488,321
Regeneron Pharmaceuticals Inc*	74	44,783
		1,446,283
Commercial Services & Supplies – 5.0%
Copart Inc*	2,922	405,340
Republic Services Inc	5,926	711,476
Rollins Inc	1,706	60,273
Waste Management Inc	1,148	171,465
		1,348,554
Communications Equipment – 1.8%
Motorola Solutions Inc	2,079	482,993
Containers & Packaging – 0.2%
Ball Corp	447	40,217
Diversified Telecommunication Services – 0.8%
Verizon Communications Inc	4,225	228,192
Electric Utilities – 3.4%
Duke Energy Corp	1,889	184,348
Eversource Energy	4,924	402,586
FirstEnergy Corp	5,518	196,551
Xcel Energy Inc	2,126	132,875
		916,360
Equity Real Estate Investment Trusts (REITs) – 0.1%
SBA Communications Corp	90	29,751
Food & Staples Retailing – 7.2%
Costco Wholesale Corp	1,834	824,108
Kroger Co	5,667	229,117
Walgreens Boots Alliance Inc	988	46,485
Walmart Inc	6,061	844,782
		1,944,492
Food Products – 6.0%
Campbell Soup Co	4,595	192,117
Hershey Co	2,823	477,793
Hormel Foods Corp	3,845	157,645
JM Smucker Co	727	87,262
Kellogg Co	3,513	224,551
Mondelez International Inc	8,520	495,694
		1,635,062
Health Care Equipment & Supplies – 8.1%
Danaher Corp	2,541	773,582
Dentsply Sirona Inc	2,511	145,764
ResMed Inc	2,322	611,963
STERIS PLC	2,318	473,521
West Pharmaceutical Services Inc	462	196,137
		2,200,967
Health Care Providers & Services – 3.4%
AmerisourceBergen Corp	364	43,480
Centene Corp*	1,357	84,555
CVS Health Corp	434	36,829
McKesson Corp	209	41,670
Quest Diagnostics Inc	2,196	319,101
UnitedHealth Group Inc	1,002	391,521
		917,156
Health Care Technology – 2.2%
Cerner Corp	8,284	584,188
Hotels, Restaurants & Leisure – 3.3%
Domino's Pizza Inc	751	358,197
McDonald's Corp	2,206	531,889
		890,086

Shares		Value
Common Stocks– (continued)
Household Durables – 1.7%
Garmin Ltd	3,006	$467,313
Household Products – 5.9%
Church & Dwight Co Inc	3,186	263,068
Colgate-Palmolive Co	4,955	374,499
Procter & Gamble Co	6,813	952,457
		1,590,024
Information Technology Services – 2.1%
Accenture PLC	174	55,666
Akamai Technologies Inc*	2,451	256,350
Broadridge Financial Solutions Inc	20	3,333
International Business Machines Corp	1,860	258,410
		573,759
Insurance – 6.6%
Allstate Corp	1,648	209,807
Arthur J Gallagher & Co	383	56,933
Assurant Inc	1,686	265,966
Marsh & McLennan Cos Inc	2,341	354,498
Progressive Corp	5,697	514,952
Willis Towers Watson PLC	1,672	388,673
		1,790,829
Interactive Media & Services – 2.1%
Alphabet Inc - Class A*	78	208,535
Alphabet Inc - Class C*	63	167,915
Facebook Inc*	575	195,149
		571,599
Internet & Direct Marketing Retail – 2.6%
Amazon.com Inc*	213	699,714
Life Sciences Tools & Services – 0.6%
Waters Corp*	459	164,001
Machinery – 0.3%
Trane Technologies PLC	456	78,728
Media – 0.4%
Charter Communications Inc*	131	95,310
Multiline Retail – 3.7%
Dollar General Corp	1,906	404,339
Target Corp	2,613	597,776
		1,002,115
Multi-Utilities – 2.7%
Ameren Corp	1,099	89,019
Consolidated Edison Inc	6,057	439,678
Dominion Energy Inc	2,819	205,843
		734,540
Personal Products – 1.9%
Estee Lauder Cos Inc	1,750	524,877
Pharmaceuticals – 5.0%
Bristol-Myers Squibb Co	1,372	81,181
Eli Lilly & Co	1,060	244,913
Johnson & Johnson	5,362	865,963
Zoetis Inc	852	165,407
		1,357,464
Professional Services – 0.4%
Leidos Holdings Inc	997	95,842
Software – 9.2%
Citrix Systems Inc	3,911	419,924
Microsoft Corp	4,122	1,162,074
NortonLifeLock Inc	14,645	370,518
Oracle Corp	6,029	525,307
		2,477,823
Technology Hardware, Storage & Peripherals – 4.5%
Apple Inc	8,675	1,227,512
Wireless Telecommunication Services – 2.7%
T-Mobile US Inc*	5,760	735,898
Total Common Stocks (cost $24,475,890)		26,997,519
Investment Companies– 0.8%
Money Markets – 0.8%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº,£((cost $212,243)	212,222	212,243
Total Investments (total cost $24,688,133) – 100.5%		27,209,762
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(132,401)
Net Assets – 100%		$27,077,361

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/21
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	$1,959	$85	$(85)	$212,243
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	12,136∆	-	-	-
Total Affiliated Investments - 0.8%	$14,095	$85	$(85)	$212,243

	Value at 12/31/20	Purchases	Sales Proceeds	Value at 9/30/21
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	7,489,512	68,145,072	(75,422,341)	212,243
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	1,951,837	4,557,196	(6,509,033)	-

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2021.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$26,997,519	$-	$-
Investment Companies	-	212,243	-
Total Assets	$26,997,519	$212,243	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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